Cash and Liquidity (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended				54 Months Ended	63 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2008	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2012	Apr. 30, 2013
Cash and Liquidity
Losses in all previous reporting periods from inception to date	$ 1,728,659	$ 811,574	$ 7,187	$ 5,377,572	$ 771,391	$ 2,364,852	$ 3,758,817	$ 36,158	$ 33,714	$ 6,200,728	$ 11,578,300